Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other payables and accrued liabilities
Contract deposit	$ 362,269,545	$ 98,280,724
Accrued expenses	53,680,543	47,003,084
Debt extinguishment costs	404,042	11,665,069
Deed tax and maintenance fund withheld for customers	35,913,618	8,272,296
Bidding deposit	4,504,908	4,213,479
Welfare payable	1,583,453	1,480,963
Other tax payable	32,595,593	26,734,901
Accrued aircraft operating expense	1,599,639	1,654,945
Accrued interest expense	20,935,671	38,893,375
Purchase consideration payable for asset acquisitions and business combinations	38,624,175	66,868,333
Others	43,365,254	18,096,825
Total	$ 595,476,441	$ 323,163,994